CONSOLIDATED BALANCE SHEETS (Parenthetical) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2023 USD ($) shares
Investments available for sale, at fair value, restricted investments	₨ 1,792,147.6	$ 21,504.1	₨ 2,070,953.6
Loans, allowance	₨ 457,346.5	$ 5,487.7	₨ 365,164.5	$ 4,381.6
Equity shares, par value | ₨ / shares	₨ 1		₨ 1
Equity shares, authorized	11,906,100,000	11,906,100,000	6,500,000,000	6,500,000,000
Equity shares, issued	7,596,910,662	7,596,910,662	5,579,742,786	5,579,742,786
Equity shares, outstanding	7,596,910,662	7,596,910,662	5,579,742,786	5,579,742,786